MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

(in thousands of $)	2014	2013
Cost	2,830	2,707
Accumulated net unrealized (loss) gain	(206)	772
Fair value	2,624	3,479